Business Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 15, 2015	Dec. 15, 2014	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 02, 2015	Jun. 27, 2014
Business Acquisition [Line Items]
Common units issued			4,600,000	5,000,000	5,000,000	4,600,000	5,000,000	4,600,000	5,000,000	4,600,000
Revenues					$ 36,983	$ 22,119	$ 73,203	$ 43,893
Net Income					$ (7,860)	$ (7,448)	$ (12,727)	$ (8,639)
Dan Sabia [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired	100.00%
Business acquisition, fair value of vessel and equipment acquired	$ 103,389
Business acquisition, outstanding debt	64,470
Purchase price adjustments	$ 2,655
Common units issued	5,000,000
Revenues				$ 400
Net Income				$ 100
Dan Cisne [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired		100.00%
Business acquisition, fair value of vessel and equipment acquired		$ 103,400
Business acquisition, outstanding debt		82,164
Purchase price adjustments		$ (2,606)
Hilda Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired			100.00%			100.00%		100.00%
Business acquisition, fair value of vessel and equipment acquired			$ 166,000			$ 166,000		$ 166,000
Business acquisition, outstanding debt			109,600			109,600		109,600
Torill Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, fair value of vessel and equipment acquired			169,000			169,000		169,000
Business acquisition, outstanding debt			112,100			112,100		112,100
Hilda Knutsen and Torill Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, fair value of vessel and equipment acquired			335,000			335,000		335,000
Business acquisition, outstanding debt			221,812			$ 221,812		$ 221,812
Purchase price adjustments			987
Purchase price, working capital adjustments			$ 1,000